Cover Page Cover Page	Apr. 11, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 11, 2025
Entity Registrant Name	Meta Platforms, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35551
Entity Tax Identification Number	20-1665019
Entity Address, Address Line One	1 Meta Way
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	543-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.000006 par value
Trading Symbol	META
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001326801
Amendment Flag	false